Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Minimum annual lease and contractual obligations
Our minimum annual payments under our operating lease agreements, contractual crude oil purchase agreements and our take-or-pay contracts as of December 31, 2014 were (in millions):

	Minimum Annual Lease Payments (a)	Minimum Crude Oil Supply Commitments (b)	Minimum Annual Take-or-Pay Payments
2015	$295	$3,503	$315
2016	306	1,200	273
2017	249	807	188
2018	229	831	143
2019	202	884	131
Thereafter	421	789	281
Total minimum lease payments	$1,702	$8,014	$1,331

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(a)	Includes operating leases having initial or remaining noncancellable lease terms in excess of one year

(b)
Prices under the term agreements typically fluctuate with market prices. Using exchange-traded crude future pricing as of December 31, 2014, ranging by crude oil type from $43 per barrel to $67 per barrel.